UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2011

(Unaudited)

	Shares	Value
Emerging Markets Debt - 0.7%
WisdomTree Emerging Markets Small Cap Dividend	3,500	$197,820

Europe Large Cap Stocks - 2.4%
ABB Ltd.	8,700	239,163
Total SA ADR	4,000	256,920
Veolia Environnement SA	5,500	184,415

		680,498

Europe Small Cap Stocks - 0.7%
Navios Maritime Partners LP	10,000	212,900

Global Large Cap Stocks - 8.5%
Cenovus Energy, Inc.	6,800	261,120
Diageo Plc ADR	3,000	244,110
EnCana Corp.	6,500	217,880
Eni S.p.A. ADR	5,000	268,700
Manulife Financial Corporation	14,000	251,580
Royal Bank of Canada	3,500	220,360
Sanofi-Aventis ADR	5,000	197,600
Suncor Energy, Inc.	5,000	230,200
Toronto-Dominion Bank	3,400	294,542
TransCanada Corp.	6,000	257,640

		2,443,732

Global Mid Cap Stocks - 1.4%
Frontline Ltd.	7,400	163,614
TransAlta Corp.	10,200	226,950

		390,564

International Large Cap Stocks - 3.3%
Astrazeneca PLC ADR	4,000	199,320
Bank of Montreal	3,000	196,890
Bank of Nova Scotia	4,600	280,784
BCE, Inc.	7,000	262,010

		939,004

International Market Indexes - 0.7%
iShares MSCI Singapore Index	13,000	187,850

International Mid Cap Stocks - 1.6%
Axis Capital Holdings Ltd.	5,500	194,480
Canadian Imperial Bank of Commerce	3,000	259,260

		453,740

International Small Cap Stocks - 0.7%
Teekay Tankers Ltd.	20,000	188,000

Latin America Large Cap Stocks - 1.3%
Companhia Siderurgica Nacional ADR	8,800	140,184
Empresa Nacional de Electricidad SA ADR	4,300	242,434

		382,618

Latin America Mid Cap Stocks - 0.6%
Tele Norte Leste Participacoes SA ADR	10,800	184,140

Latin America Small Cap Stocks - 0.9%
Cresud, Inc. ADR	14,500	252,445

Pacific/Asia Market Indexes - 0.8%
iShares MSCI Pacific Ex-Japan	4,500	227,520

Pacific/Asia Small Cap Stocks - 0.9%
Himax Technologies, Inc.	100,000	253,000

Scandinavia Large Cap Stocks - 0.9%

Statoil ASA ADR	9,000	263,790
United Kingdom Large Cap Stocks - 0.8%
National Grid PLC ADR	4,500	230,985

United Kingdom Mid Cap Stocks - 1.0%
Ensco PLC	5,000	298,100

U.S. Corporate Bonds - 1.0%
Apollo Investment Corporation	23,000	272,550

U.S. Large Cap Stocks - 27.7%
Altria Group, Inc.	8,500	228,140
A T & T, Inc.	7,600	236,512
Bank of America Corporation	22,200	272,616
Baxter International, Inc.	4,000	227,600
Blackrock, Inc.	1,000	195,940
Bristol-Myers Squibb Company	8,500	238,850
Caterpillar, Inc.	3,000	346,230
Coca Cola Co.	4,000	269,840
Colgate-Palmolive Co.	2,000	168,700
ConAgra Foods, Inc.	9,300	227,385
Deere & Co.	2,500	243,750
Eli Lilly & Co.	6,000	222,060
First Energy Corp.	5,900	235,764
General Mills, Inc.	8,000	308,640
Honeywell International, Inc.	3,500	214,305
Illinois Tool Works, Inc.	3,000	175,230
Kimberly-Clark Corporation	3,500	231,210
Limited Brands, Inc.	6,000	246,960
Linear Technology Corp.	5,500	191,400
Lockheed Martin Corporation	3,100	245,675
McDonald’s Corp.	3,000	234,930
Mcgraw-Hill Companies, Inc.	5,500	222,585
Merck & Co., Inc.	7,000	251,650
Norfolk Southern Corp.	3,500	261,380
Omnicom Group, Inc.	4,500	221,355
Paychex, Inc.	7,450	243,690
Plains All American Pipeline LP	3,400	218,416
Proctor & Gamble Co.	3,000	194,700
Reynolds American, Inc.	6,500	241,215
Sysco Corporation	13,500	390,285
TJX Companies, Inc.	4,000	214,480
United Parcel Service, Inc.	2,000	149,940
Waste Management, Inc.	5,000	197,300
Wells Fargo & Co.	6,000	174,660

		7,943,393

U.S. Market Indexes - 0.7%
iShares NYSE Composite Index	2,700	214,260

U.S. Micro Cap Stocks - 0.7%
U.S. Global Investors, Inc.	19,000	187,150

U.S. Mid Cap Stocks - 26.8%
AGL Resources, Inc.	5,500	228,305
Arthur J. Gallagher & Co.	5,800	172,724
Avery Dennison Corp.	9,100	379,834
Boardwalk Pipeline Partners LP	6,500	217,555
Cleco Corporation	12,000	421,200
Chevron Corp.	2,300	251,712
Cincinnati Financial Corp.	7,000	221,760
DTE Energy Co.	5,000	252,650
Eastman Chemical Co.	4,000	429,000
Enbridge Energy Partners LP	7,000	237,300
Enterprise Products Partners LP	4,900	212,023
Erie Indemnity Co.	3,500	253,505
Federated Investors, Inc.	6,000	154,680

KLA-Tencor Corp.	4,000	175,600
Leggett & Platt, Inc.	23,000	604,670
M & T Bank Corp.	2,500	220,925
Microchip Technology, Inc.	13,700	562,248
NuStar Energy LP	3,000	203,430
Pinnacle West Capital Corp.	9,500	412,205
Pitney Bowes, Inc.	8,000	196,480
ProLogis	14,000	228,060
Rayonier, Inc.	4,000	265,440
SCANA Corp.	5,000	207,600
SeaDrill Ltd.	9,000	320,850
Sealed Air Corp.	9,000	231,930
Sonoco Products Co.	6,600	228,096
Valley National Bancorp.	16,200	231,984
Windstream Corporation	13,000	166,530

		7,688,296

U.S. REIT’s - 1.0%
Duke Realty Corporation	18,800	286,700

U.S. Small Cap Stocks - 12.9%
ALLETE, Inc.	5,500	222,695
AllianceBernstein Holding LP	11,300	250,860
Ares Capital Corp.	14,000	247,940
BGC Partners, Inc.	54,000	521,100
Black Hills Corp.	8,000	278,000
Extra Space Storage, Inc.	16,000	346,400
Home Properties, Inc.	4,000	253,600
IdaCorp., Inc.	5,500	215,655
Laclede Group, Inc.	11,000	422,070
Landauer, Inc.	4,000	240,680
National Health Investors, Inc.	5,000	243,150
Omega Healthcare Investors, Inc.	10,000	229,600
Terra Nitrogen Company LP	2,000	228,020

		3,699,770

TOTAL INVESTMENTS - 98.0% (cost $23,092,369)		28,078,825
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		568,842

Net Assets - 100.0%		$28,647,667

Cost for federal income tax purposes $23,092,369.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$5,248,011
Excess of tax cost over value	261,555

Net Appreciation	$4,986,456

API GROWTH FUND

SCHEDULE OF INVESTMENTS

April 30, 2011

(Unaudited)

	Shares	Value
Emerging Markets Growth - 1.0%
iShares MSCI - South Africa	6,000	$461,220

Emerging Markets Value - 2.0%
Guggenheim BRIC ETF	9,000	432,000
Vanguard Emerging Markets ETF	9,000	455,220

		887,220

Europe Large Cap Stocks - 3.3%
Millicom International Cellular SA	2,000	216,680
Nestle SA ADR	2,900	180,380
Roche Holding, Ltd. ADR	6,000	243,180
Siemens AG ADR	1,800	262,692
Syngenta AG ADS	3,000	212,220
Telefonica SA ADR	6,000	161,760
Tenaris SA ADR	3,900	198,081

		1,474,993

Europe Mid Cap Stocks - 0.9%
AerCap Holdings N.V.*	27,000	386,640

Global Large Cap Stocks - 2.2%
Accenture plc	3,600	205,668
SAP AG ADS	4,000	258,120
Talisman Energy, Inc.	11,000	265,100
Tyco Electronics Ltd.	7,000	250,950

		979,838

Global Mid Cap Stocks - 2.7%
Delhaize Group ADR	2,000	171,720
Lululemon Athletica, Inc.*	4,000	400,120
Markel Corp.*	1,000	417,280
Ritchie Bros. Auctioneers, Inc.	8,000	250,160

		1,239,280

International Large Cap Stocks - 2.4%
Agrium, Inc.	6,000	542,580
Brookfield Asset Management, Inc.	6,000	201,720
Infosys Technologies Ltd.	3,500	228,130
Valeant Pharmaceuticals International, Inc.	3,500	105,260

		1,077,690

International Small Cap Stocks - 1.4%
Aurizon Mines Ltd.*	32,000	216,960
iShares FTSE Developed Small Cap (ex North America) Index Fund	10,000	419,187

		636,147

Japan Small Cap Stocks - 0.6%
WisdomTree Japan SmallCap Dividend Fund	6,000	258,240

Latin America Large Cap Stocks - 4.8%
America Movil S.A.B. de C.V. ADR	5,500	314,600
BanColombia SA ADR	6,000	397,500
Banco Santander - Chile ADR	2,500	228,975
Enersis SA ADR	12,000	256,320
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	201,280
Grupo Televisa SA ADR	9,500	225,340
Sociedad Quimica Minera de Chile ADR	4,000	244,120
Telefonos de Mexico S.A.B. de C.V. ADR	14,500	271,440

		2,139,575

Latin America Mid Cap Stocks - 2.3%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	308,560
Gafisa SA ADR	16,000	197,760
Petrominerales Ltd.	13,378	510,237

		1,016,557

Pacific/Asia Large Cap Stocks - 4.6%
BHP Billiton Ltd. ADR	2,800	283,472
China Life Insurance Co. Ltd. ADR	5,000	268,450
China Unicom Hong Kong Ltd. ADR	20,000	409,200
CNOOC, Ltd. ADR	1,200	299,340
POSCO ADR	3,000	330,900
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	468,072

		2,059,434

Pacific/Asia Market Indexes - 2.4%
Guggenheim China Small Cap Index ETF	8,000	241,040
iShares FTSE China 25 Index Fund	8,800	397,848
iShares MSCI - Taiwan	27,000	432,000

		1,070,888

Pacific/Asia Mid Cap Stocks - 1.6%
Mindray Medical International Ltd.	7,000	187,110
New Oriental Education & Technology Group, Inc.*	2,250	280,440
Sims Metal Management Limited ADR	13,000	248,170

		715,720

Scandinavia Large Cap Stocks - 0.6%
Novo Nordisk A/S ADR	2,000	254,780

Scandinavia Mid Cap Stocks - 0.6%
Autoliv, Inc.	3,500	280,455

United Kingdom Large Cap Stocks - 0.6%
GlaxoSmithKline PLC ADR	6,000	261,960

United Kingdom Small Cap Stocks - 0.4%
Icon Plc ADR*	8,000	196,480

U.S. Large Cap Stocks - 19.1%
Allergan, Inc.	4,000	318,240
Amazon.com, Inc.	1,400	275,100
Apple, Inc.*	1,200	417,876
CF Industries Holdings, Inc.	2,400	339,720
C. H. Robinson Worldwide, Inc.	2,500	200,450
Cisco Systems, Inc.	7,200	126,432
Cliffs Natural Resources, Inc.	5,500	515,460
CONSOL Energy, Inc.	4,000	216,360
Dell, Inc.*	10,300	159,753
Diamond Offshore Drilling, Inc.	2,000	151,740
eBay, Inc.*	7,000	240,800
FMC Technologies, Inc.*	6,000	278,880
Franklin Resources, Inc.	3,000	387,360
Gilead Sciences, Inc.*	10,000	388,400
Hewlett-Packard Company	3,700	149,369
Intel Corporation	8,400	194,796
L-3 Communications Holdings, Inc.	2,000	160,380
Laboratory Corporation of America Holdings, Inc.*	2,500	241,175
Lowe’s Companies, Inc.	12,000	315,000
Macy’s, Inc.	14,000	334,740
Microsoft Corporation	5,600	145,712
Newfield Exploration Company*	4,000	283,200
Oracle Corp.	7,700	277,585
Precision Castparts Corp.	1,500	231,780

Praxair, Inc.	2,500	266,050
QUALCOMM, Inc.	3,500	198,940
Ross Stores, Inc.	2,500	184,225
Salesforce.com Inc.*	3,000	415,800
Southern Copper Corp.	10,000	374,600
Thomson Reuters Corp.	9,900	400,653
Ventas, Inc.	6,000	335,580

		8,526,156

U.S. Market Indexes - 0.5%
iShares S&P India Nifty 50 Index Fund	7,500	224,100

U.S. Micro Cap Stocks - 2.9%
Actuate Corp.*	30,000	174,900
Aviat Networks, Inc.*	51,000	261,120
Ceradyne, Inc.*	4,000	187,440
UFP Technologies, Inc.*	22,000	426,800
U.S. Ecology, Inc.	13,000	238,680

		1,288,940

U.S. Mid Cap Stocks - 27.9%
Alere, Inc.*	12,000	445,680
Alliant Techsystems, Inc.	3,500	247,275
Amdocs Ltd.*	7,000	215,250
American Capital Ltd.*	24,000	246,480
Ansys, Inc.*	4,500	248,805
AptarGroup, Inc.	7,000	367,150
Bio-Rad Laboratories, Inc.*	2,500	312,800
Complete Production Services, Inc.*	12,000	407,280
Concur Technologies, Inc.*	5,000	289,350
Factset Research Systems, Inc.	2,000	218,820
Flowserve Corp.	2,400	303,888
FMC Corp.	3,000	264,840
Genesee & Wyoming, Inc.*	4,500	278,910
GrafTech International Ltd.*	10,000	232,000
Hansen Natural Corp.*	6,000	396,900
Harris Corp.	6,600	350,658
Hubbell, Inc. Class B	2,800	195,972
IDEX Corporation	9,000	422,280
Intrepid Potash, Inc.*	5,200	178,152
Jones Lang LaSalle, Inc.	3,700	378,806
Landstar Systems, Inc.	4,300	203,820
LKQ Corp.	14,500	365,690
Mednax Services, Inc.*	4,800	340,416
Micros Systems, Inc.*	9,000	468,180
Nalco Holding Co.	7,500	219,075
Panera Bread Co.*	3,500	423,885
Parametric Technology Group	16,000	388,320
Quality Systems, Inc.	3,000	269,160
Regal Beloit Corp.	4,500	341,055
RPC, Inc.*	9,500	256,975
SPX Corp.	5,000	432,250
Thomas & Betts Corp.*	3,700	214,489
Tractor Supply Company	8,200	507,334
Triumph Group, Inc.	5,000	430,600
Towers Watson & Co.	3,700	212,232
Verisk Analytics, Inc.*	12,000	394,800
Wabtec Corp.	5,000	356,900
Walter Energy, Inc.	2,000	276,440
Waste Connnections, Inc.	11,550	355,394

		12,458,311

U.S. Small Cap Stocks - 14.5%
Aircastle Ltd.	37,000	461,020
Biglari Holdings, Inc.*	500	218,620
Cabela’s, Inc.*	16,000	408,640
Cal Dive International, Inc.*	24,000	188,640
Coinstar, Inc.*	4,000	215,920
Curtiss-Wright Corp.	4,600	152,950
GreatBatch, Inc.*	6,000	162,420
Hexcel Corp.*	16,000	344,480
ICU Medical, Inc.*	6,000	270,660
IMAX Corp.*	14,000	491,120
Interline Brands, Inc.*	14,500	306,240
Krispy Kreme Doughnuts, Inc.*	29,000	162,690
Littlefuse, Inc.	5,000	311,050
Live Nation Entertainment, Inc.*	35,000	388,150
National Presto Industries, Inc.	1,400	155,442
NewMarket Corp.	1,500	276,480
OYO Geospace Corp.*	4,000	373,120
Parexel International Corp.*	16,000	444,160
ProAssurance Corporation*	2,900	192,560
Raven Industries, Inc.	5,500	298,980
Teledyne Technologies, Inc.*	6,300	318,087
Toro Co.	4,900	332,759

		6,474,188

TOTAL INVESTMENTS - 99.3% (cost $28,431,560)		44,368,812
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		324,879

Net Assets - 100.0%		$44,693,691

Cost for federal income tax purposes $28,431,560.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$16,187,362
Excess of tax cost over value	250,110

Net Appreciation	$15,937,252

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2011

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 1.3%
AllianceBernstein Global High Income Fund, Inc.	28,000	$414,120
iShares JPMorgan USD Emerging Markets Bond	10,800	1,166,292

		1,580,412

Europe Small Cap Stocks - 1.0%
Capital Product Partners LP	84,000	949,200
Navios Maritime Partners LP	12,500	266,125

		1,215,325

Global Corporate Bonds - 6.4%
Advent/Claymore Enhanced Growth & Income Fund	35,000	427,700
Helios Multi-Sector High Income Fund	73,300	384,092
Helios Strategic Income Fund, Inc.	40,000	215,200
Highland Credit Strategies Fund	56,000	417,200
ING Clarion Global Real Estate Income Fund	62,000	528,860
Invesco Van Kampen Dynamic Credit Opportunities Fund	33,500	428,800
Managed High Yield Plus Fund, Inc.	416,000	985,920
MFS Multimarket Income Trust	51,000	342,720
Nuveen Multi-Strategy Income and Growth Fund 2	30,000	276,000
PIMCO Global StocksPLUS & Income Fund	39,000	966,030
PIMCO Strategic Global Government Fund, Inc.	45,100	524,513
Wells Fargo Advantage Multi-Sector Income Fund	50,000	756,500
Western Asset Global High Income Fund, Inc.	58,000	748,200
Western Asset Managed High Income Fund, Inc.	78,200	498,916

		7,500,651

Global Government Bonds - 1.0%
Western Asset Global Partners Income Fund, Inc.	89,400	1,202,430

Global Large Cap Stocks - 0.8%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	34,000	532,780
Lazard Global Total Return and Income Fund, Inc.	22,300	359,922

		892,702

Global Market Indexes - 0.2%
Guggenheim Enhanced Equity Income Fund	28,000	256,760

Global Mid Cap Stocks - 0.7%
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	32,800	361,128
Macquarie Global Infrastucture Total Return Fund, Inc.	23,000	437,920

		799,048

Global Small Cap Stocks - 0.3%
Royce Value Trust, Inc.	22,700	359,795

International Corporate Bonds - 0.4%
DWS Multi-Market Income Trust	47,000	505,250

International Government Bonds - 0.3%
iShares S&P/Citi International Treasury Bond Fund	2,900	314,766

International Large Cap Stocks - 0.3%
AGIC International & Premium Strategy Fund	24,000	345,600

International Market Indexes - 0.9%
WisdomTree International Real Estate	21,000	638,707
WisdomTree Total Dividend Fund	7,400	375,254

		1,013,961

International Small Cap Stocks - 0.4%
WidomTree SmallCap Dividend Fund	9,000	444,600

U.S. Corporate Bonds - 44.5%
Advent/Claymore Convertible Securities & Income Fund	33,600	644,112
Advent/Claymore Global Convertible Securities & Income Fund	36,000	343,800
AGIC Convertible & Income Fund	65,500	704,780
AGIC Convertible & Income Fund II	98,000	982,940
American Income Fund, Inc.	46,400	375,376
American Strategic Income Portfolio, Inc. II	65,000	586,950
American Strategic Income Portfolio, Inc. III	83,000	638,270
Bank of America Corp., 0.0%, due 4/8/2030	$600,000	585,000
Barclays Bank Plc, 0.0%, due 2/26/2030	$500,000	475,000
BlackRock Core Bond Trust	28,100	347,316
BlackRock Corporate High Yield Fund, Inc.	66,500	474,810
BlackRock Corporate High Yield Fund III, Inc.	150,000	1,065,000
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,081,530
BlackRock Debt Strategies Fund, Inc.	331,000	1,400,130
BlackRock Global Opportunities Equity Trust	39,000	750,750
BlackRock High Income Shares	110,000	242,000
BlackRock Kelso Capital Corporation	81,000	852,120
Calamos Convertible & High Income Fund	77,000	1,057,210
Calamos Strategic Total Return Fund	76,000	756,960
Chartwell Dividend & Income Fund, Inc.	221,000	983,450
Cohen & Steers Global Income Builder, Inc.	74,000	853,960
Credit Suisse Asset Management Income Fund, Inc.	135,000	500,850
Credit Suisse High Yield Bond Fund, Inc.	381,000	1,211,580
Dreyfus High Yield Strategies Fund	310,000	1,463,200
Eaton Vance Limited Duration Income Fund	60,000	964,200
First Trust Strategic High Income Fund II	168,000	866,880
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	25,000	445,750
Flaherty & Crumrine/Claymore Total Return Fund, Inc.	20,000	371,600
Gabelli Equity Trust, Inc.	111,000	687,090
Guggenheim Strategic Opportunities Fund	23,000	491,510
Helios Advantage Income Fund, Inc.	48,000	377,760
Helios High Income Fund, Inc.	30,000	228,600
Invesco High Yield Investments Fund, Inc.	53,000	322,770
Invesco Van Kampen High Income Trust II	30,000	503,400
iShares iBoxx $ High Yield Corporate Bond	43,500	4,038,975
John Hancock Investors Trust	19,000	411,160
John Hancock Patriot Premium Dividend Fund II	74,000	861,360
John Hancock Preferred Income Fund	12,000	230,040
John Hancock Preferred Income Fund III	14,000	234,500
MFS Intermediate High Income Fund	82,000	247,640
Morgan Stanley, 8.375%, due 4/25/2023	$1,000,000	990,000
Morgan Stanley, 0.0%, due 2/26/2025	$500,000	496,250
Neuberger Berman High Yield Strategies Fund	58,651	848,093
Nuveen Diversified Dividend & Income Fund	53,500	630,765
Nuveen Multi-Strategy Income & Growth Fund	47,000	420,180
Nuveen Quality Preferred Income Fund	31,000	239,940
Nuveen Quality Preferred Income Fund 2	29,000	239,540
Pacholder High Yield Fund, Inc.	83,000	805,100
PIMCO Corporate Income Fund	42,000	728,700
PIMCO Corporate Opportunity Fund	28,500	574,275
PIMCO High Income Fund	80,000	1,125,600
PIMCO Income Opportunity Fund	11,000	316,250
PIMCO Income Strategy Fund	50,000	612,500
PIMCO Income Strategy Fund II	41,900	445,816
Pioneer Diversified High Income Trust	35,200	772,640
Pioneer High Income Trust	73,000	1,233,700
PowerShares Financial Preferred	73,000	1,335,170

PowerShares High Yield Corporate Bond	128,000	2,388,480
Putnam Master Intermediate Income Trust	109,000	647,460
Putnam Premier Income Trust	215,000	1,393,200
SPDR Barclays Capital High Yield Bond	124,000	5,071,600
Wells Fargo Advantage Income Opportunities Fund	78,000	809,640
Western Asset High Income Opportunity Fund, Inc.	33,000	210,210
Western Asset Premier Bond Fund	24,000	369,360

		52,364,798

U.S. Government Bonds & Notes - 0.4%
America First Tax Exempt Investors LP	73,000	414,640

U.S. Large Cap Stocks - 3.2%
BlackRock Dividend Achievers Trust	33,800	354,900
BlackRock Enhanced Capital and Income Fund	23,000	356,040
CenturyLink, Inc.	6,000	244,680
Eaton Vance Enhanced Equity Income Fund II	87,500	1,066,625
Eaton Vance Tax Managed Diversified Equity Income Fund	31,700	357,259
Gabelli Dividend & Income Trust	21,200	361,460
Guggenheim Enhanced Equity Strategy Fund	20,300	349,566
Guggenheim Multi-Asset Income Index ETF	33,000	725,340

		3,815,870

U.S. Market Indexes - 5.0%
iShares Dow Jones Select Dividend Index Fund	29,000	1,556,140
iShares High Dividend Equity Fund	5,000	265,050
Nuveen Diversified Commodity Fund	22,000	645,700
PowerShares High Yield Equity Dividend Achievers Fund	165,300	1,499,271
PowerShares Dynamic Utilities Portfolio	36,000	615,478
SPDR S&P Dividend ETF	19,200	1,064,640
UBS E-Tracs 2X Long Alerian MLP Infrastructure ETN	5,900	227,622

		5,873,901

U.S. Micro Cap Stocks - 4.8%
Alaska Communications Systems Group, Inc.	38,500	372,295
Crexus Investment Corp.	41,000	478,060
Cypress Sharpridge Investments, Inc.	87,000	1,074,450
Global Partners LP	23,000	645,380
Golub Capital BDC, Inc.	37,000	593,480
Hugoton Royalty Trust	17,000	407,320
Kohlberg Capital Corporation	40,000	299,200
MarkWest Energy Partners LP	11,000	560,890
PennantPark Investment Corp.	49,000	604,660
TICC Capital Corp.	54,000	612,360

		5,648,095

U.S. Mid Cap Stocks - 3.4%
Ares Capital Corporation	78,000	1,381,380
Boardwalk Pipeline Partners LP	23,000	769,810
Linn Energy, LLC	11,500	464,370
Sunoco Logistics Partnerts L.P.	6,000	540,180
Targa Resources Partners LP	13,000	456,820
Windstream Corporation	34,000	435,540

		4,048,100

U.S. Municipal Bonds - 0.4%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	165,420
Market Vectors High-Yield Muni ETF	12,000	342,720

		508,140

U.S. REIT’s - 13.3%
American Capital Agency Corp.	14,000	407,540
Annaly Capital Management, Inc.	197,000	3,514,480
Anworth Mortgage Asset Corp.	170,000	1,220,600
ARMOUR Residential REIT, Inc.	30,000	222,900

Chimera Investment Corp.	423,000	1,713,150
Hatteras Financial Corp.	14,000	397,740
Invesco Mortgage Capital, Inc.	113,000	2,569,620
MFA Financial, Inc.	279,000	2,226,420
One Liberty Properties, Inc.	87,000	1,349,370
Plum Creek Timber Company, Inc.	13,000	560,170
Potlatch Corporation	15,000	580,350
Resource Capital Corp.	100,000	648,000
Two Harbors Investment Corp.	28,000	292,880

		15,703,220

U.S. Small Cap Stocks - 9.7%
BreitBurn Energy Partners LP	21,000	466,410
DiamondRock Hospitality Co.	21,000	252,840
Eaton Vance Enhanced Equity Income Fund	35,000	429,800
Encore Energy Partners LP	22,000	553,080
Ferrellgas Partners LP	22,000	579,920
Fifth Street Finance Corp.	64,200	855,786
Guggenheim Global Dividend Opportunities Index ETF	54,000	895,860
Legacy Reserves LP	14,700	474,957
Och-Ziff Capital Management Group, LLC	21,800	350,326
Penn Virginia Resource Partners LP	20,000	563,200
Prospect Capital Corporation	161,000	1,949,710
Redwood Trust, Inc.	20,800	329,264
Solar Capital Ltd.	35,000	888,300
Solar Senior Capital Ltd.	62,100	1,169,343
World Wrestling Entertainment, Inc.	30,500	320,555
W. P. Carey & Co. LLC	23,400	839,358
Vanguard Natural Resources, LLC	14,000	463,260

		11,381,969

TOTAL INVESTMENTS - 98.7% (cost $104,862,865)		116,190,033
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%		1,551,248

Net Assets - 100.0%		$117,741,281

Cost for federal income tax purposes $104,862,865.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$11,851,094
Excess of tax cost over value	523,926

Net Appreciation	$11,327,168

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

April 30, 2011

(Unaudited)

	Shares	Value
Emerging Markets Growth - 9.2%
iShares MSCI South Africa Index Fund	5,100	$392,037
PowerShares DWA Emerging Markets Technical Leaders Portfolio	19,800	383,922
SPDR S&P Emerging Asia Pacific ETF	4,600	406,594
SPDR S&P Emerging Europe ETF	7,000	404,390
SPDR S&P Emerging Markets Small Cap ETF	8,000	449,120

		2,036,063

Europe Market Indexes - 4.2%
iShares MSCI EAFE Growth Index	6,000	398,040
iShares MSCI Switzerland Index Fund	19,000	529,150

		927,190

Global Market Indexes -1.8%
iShares S&P North American Technology-Multimedia Networking Index	10,900	392,727

Global Mid Cap Stocks - 2.2%
PowerShares Global Coal	13,000	487,500

International Large Cap Stocks - 3.6%
Revenue Shares ADR Fund	8,800	366,872
Vanguard Total International Stock Index ETF	8,100	434,160

		801,032

International Market Indexes - 12.4%
iShares MSCI Turkey Investable Market Index Fund	6,500	459,290
SPDR S&P BRIC 40 ETF	13,600	401,880
SPDR S&P International Dividend ETF	7,000	447,930
Vanguard FTSE All-World ex-U.S. ETF	11,000	572,110
Vanguard MSCI Europe Pacific ETF	11,000	435,820
WisdomTree India Earnings Fund	17,000	423,300

		2,740,330

International Mid Cap Stocks - 1.7%
WisdomTree International MidCap Dividend	6,600	375,738

International Small Cap Stocks - 8.4%
IQ Canada Small Cap ETF	15,000	532,890
iShares MSCI EAFE Small Cap Index Fund	11,000	504,790
Vanguard Emerging Markets ETF	9,000	455,220
WisdomTree International SmallCap Dividend Fund	6,600	367,686

		1,860,586

Japan Market Indexes - 1.8%
SPDR Russell/Nomura Small Cap Japan ETF	9,000	389,250

Latin America Market Indexes - 7.7%
iShares MSCI Brazil Index Fund	5,800	450,776
iShares MSCI Mexico Investable Market Index Fund	7,000	450,170
Latin America Discovery Fund, Inc.	21,000	403,620
Market Vectors Brazil Small-Cap ETF	6,800	396,848

		1,701,414

Pacific/Asia Large Cap Stocks - 4.4%
iShares MSCI Hong Kong Index Fund	25,000	484,000
iShares MSCI South Korea Index Fund	7,000	482,790

		966,790

Pacific/Asia Market Indexes - 7.3%
BLDRS Asia 50 Index Fund	14,000	400,680
iShares FTSE China 25 Index Fund	8,500	384,285
iShares MSCI Singapore Index Fund	28,000	404,600
iShares MSCI Thailand Investable Market Index Fund	5,900	421,968

		1,611,533

Pacific/Asia Mid Cap Stocks - 1.9%
iShares MSCI Australia Index Fund	15,000	424,050

Scandinavia Large Cap Stocks - 2.5%
iShares MSCI Sweden Index Fund	15,000	535,650

United Kingdom Market Indexes - 1.9%
iShares MSCI United Kingdom Index Fund	22,000	420,420

U.S. Large Cap Stocks - 6.2%
iShares Morningstar Large Core Index Fund	7,000	534,310
RevenueShares Large Cap Fund	16,000	413,120
Schwab U.S. Large-Cap Growth ETF	13,000	426,010

		1,373,440

U.S. Market Indexes - 7.5%
iShares Nasdaq Biotechnology	3,700	397,565
iShares Russell 2000 Index	5,100	440,487
Vanguard Dividend Appreciation ETF	7,000	402,150
Wilshire Micro-Cap ETF	20,000	405,300

		1,645,502

U.S. Mid Cap Stocks - 7.6%
iShares Morningstar Mid Core Index Fund	5,000	473,985
RevenueShares Mid Cap Fund	13,000	427,830
SPDR Technology Select Sector	13,100	350,425
Vanguard Extended Market Index ETF	7,000	424,690

		1,676,930

U.S. Small Cap Stocks - 5.9%
iShares Morningstar Small Core Index Fund	5,000	499,950
iShares S&P SmallCap 600 Index	5,500	414,975
RevenueShares Small Cap Fund	11,000	390,500

		1,305,425

TOTAL INVESTMENTS - 98.2% (cost $18,423,557)		21,671,570
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8%		391,717

Net Assets - 100.0%		$22,063,287

Cost for federal income tax purposes $18,423,557.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,261,743
Excess of tax cost over value	13,730

Net Appreciation	$3,248,013

API VALUE FUND

SCHEDULE OF INVESTMENTS

April 30, 2011

(Unaudited)

	Shares	Value
Emerging Markets Growth - 3.0%
SPDR S&P Emerging Asia Pacific ETF	5,000	$441,950
SPDR S&P Emerging Markets ETF	6,000	466,584

		908,534

Emerging Markets Value - 1.6%
Guggenheim BRIC ETF	10,000	480,000

Europe Large Cap Stocks - 0.9%
Novartis AG ADR	4,500	266,265

International Large Cap Stocks - 1.6%
Rio Tinto PLC ADR	3,200	234,272
Syngenta AG ADS	3,500	247,590

		481,862

Latin America Large Cap Stocks - 4.1%
Banco Bradesco SA ADR	10,648	215,409
Companhia Sideurgica Nacional ADR	15,000	238,950
Gerdau SA ADR	14,700	177,576
Itau Unibanco Banco Multiplo SA ADR	15,000	356,250
Vale SA ADR	7,800	260,520

		1,248,705

Latin America Mid Cap Stocks - 1.3%
Companhia Energetica de Minas Gerais ADR	9,075	189,395
Companhia Paranaense de Energia ADR	7,000	192,990

		382,385

Pacific/Asia Large Cap Stocks - 0.7%
LG Display Co. Ltd. ADR	12,000	213,840

Pacific/Asia Small Cap Stocks - 1.3%
China Gerui Advanced Materials Group Ltd.*	40,000	194,000
Harbin Electric, Inc.*	10,000	187,200

		381,200

United Kingdom Large Cap Stocks - 1.0%
Willis Group Holdings PLC	7,500	309,900

U.S. Large Cap Stocks - 31.5%
Abbott Laboratories	3,000	156,120
Amgen, Inc.*	5,000	284,250
Applied Materials, Inc.	23,500	368,715
Baker Hughes, Inc.	3,500	270,935
Boeing Company	4,500	359,010
Chevron Corp.	4,000	437,760
Chubb Corporation	6,500	423,735
Citigroup, Inc.*	44,000	201,960
ConocoPhillips	3,500	276,255
CSX Corp.	3,000	236,070
Dover Corp.	4,000	272,160
du Pont (E.I.) de Nemours & Co.	3,000	170,370
Eaton Corporation	5,200	278,356
eBay, Inc.*	8,000	275,200
Goldman Sachs Group, Inc.	2,000	302,020
Infosys Technologies Ltd. ADR	3,500	228,130
International Business Machines, Inc.	1,000	170,580
Intuit, Inc.*	6,500	361,140

Invesco Holding Co. Ltd.	19,000	472,530
Johnson & Johnson	4,000	262,880
JPMorgan Chase & Co.	5,500	250,965
Lowe’s Companies, Inc.	8,700	228,375
National Oilwell Varco, Inc.	4,000	306,760
Noble Energy, Inc.	1,800	173,286
Omnicom Group, Inc.	4,000	196,760
Precision Castparts Corp.	2,000	309,040
Schlumberger Ltd.	4,000	359,000
Spectra Energy Corp.	5,900	171,336
Sysco Corp.	9,400	271,754
Travelers Companies, Inc.	4,000	253,120
United Technologies Corp.	4,500	403,110
Valero Energy Corp.	10,000	283,000
Walgreen Co.	7,500	320,400
Wal-Mart Stores, Inc.	4,500	247,410

		9,582,492

U.S. Micro Cap Stocks - 10.4%
Calamos Asset Management, Inc.	30,000	488,100
Epoch Holding Corp.	24,000	416,160
Foot Locker, Inc.	12,500	269,000
Hallmark Financial Services, Inc.*	17,000	145,350
Houston American Energy Corp.	21,500	395,385
Measurement Specialties, Inc.*	15,000	521,700
Miller Industries, Inc.	11,400	180,348
NBT Bancorp, Inc.	12,000	271,200
PolyOne Corp.	20,000	289,600
Winmark Corporation	4,600	191,866

		3,168,709

U.S. Mid Cap Stocks - 22.9%
Acme Packet, Inc.*	3,500	289,135
Albemarle Corp.	5,000	352,750
Ball Corp.	10,600	395,486
Brown & Brown, Inc.	9,500	245,575
Bunge Ltd.	2,300	173,512
Cabot Corp.	4,000	179,400
Dr. Pepper Snapple Group, Inc.	5,500	215,600
Eaton Vance Corp.	12,000	405,240
Fidelity National Financial, Inc.	16,000	247,040
Flowserve Corporation	1,800	227,916
FMC Corp.	2,000	176,560
Goodrich Corp.	3,000	265,110
Greif, Inc.	3,000	186,300
International Paper Co.	8,300	256,304
Kinetic Concepts, Inc.*	3,500	206,605
Kirby Corp.*	4,000	227,120
M & T Bank Corp.	2,059	181,954
Magellan Midstream Partners, L.P.	3,000	184,500
Packaging Corp. of America	6,500	185,445
Principal Financial Group, Inc.	6,000	202,500
Reinsurance Group of America, Inc.	4,500	284,850
Rockwell Collins, Inc.	4,000	252,400
R. R. Donnelley & Sons Company	9,000	169,740
Sigma-Aldrich Corp.	4,500	317,610
Silgan Holdings, Inc.	11,000	504,460
Vishay Intertechnology, Inc.*	19,000	362,520
Vishay Precision Group, Inc.*	17,000	280,500

		6,976,132

U.S. Small Cap Stocks - 18.8%
A. O. Smith Corp.	4,500	197,865
Arch Chemicals, Inc.	4,000	154,680
Astec Industries, Inc.*	4,000	155,120
Centene Corporation*	8,000	289,840
Collective Brands, Inc.*	11,000	231,000
Cytec Industries, Inc.	7,000	410,760
Diamond Hill Investment Group, Inc.	6,000	492,000
EarthLink, Inc.	22,000	180,840
Fair Isacc Corp.	17,000	507,960
Gardner Denver, Inc.	4,000	345,640
Graco, Inc.	10,500	525,315
Heico Corp.	5,000	240,800
James River Coal Company*	8,500	198,220
Koppers Holdings, Inc.	6,000	274,380
National Financial Partners Corp.*	15,500	249,395
National Presto Industries, Inc.	1,400	155,442
OM Group, Inc.*	6,000	217,440
Par Pharmaceutical Companies, Inc.*	10,000	344,400
ProAssurance Corp.*	3,000	199,200
Symetra Financial Corporation	13,800	191,544
Valassis Communications, Inc.*	5,000	144,150

		5,705,991

TOTAL INVESTMENTS - 99.1% (cost $20,738,964)		30,106,015
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		287,151

Net Assets - 100.0%		$30,393,166

Cost for federal income tax purposes $20,738,964.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$9,481,596
Excess of tax cost over value	114,545

Net Appreciation	$9,367,051

*	Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2011

(Unaudited)

	Shares	Value
Growth Funds - 33.0%
API Efficient Frontier Growth Fund*	1,061,025	$11,236,258

Income Funds - 32.9%
API Efficient Frontier Capital Income Fund	285,455	11,212,673

Value Funds - 33.3%
API Efficient Frontier Value Fund*	807,069	11,363,533

TOTAL INVESTMENTS - 99.2% (cost $24,019,263)		33,812,464
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%		258,810

Net Assets - 100.0%		$34,071,274

Cost for federal income tax purposes $24,056,326.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$9,756,138
Excess of tax cost over value	0

Net Appreciation	$9,756,138

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2011, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$272,550	$—	$—	$272,550
Common Stocks	23,957,211	—	—	23,957,211
Exchange Traded Funds	827,450	—	—	827,450
Limited Partnerships	1,780,504	—	—	1,780,504
Real Estate Investment Trusts	1,241,110	—	—	1,241,110

Total	$28,078,825	$—	$—	$28,078,825

Growth Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$40,712,377	$—	$—	$40,712,377
Exchange Traded Funds	3,320,855	—	—	3,320,855
Real Estate Investment Trusts	335,580	—	—	335,580

Total	$44,368,812	$—	$—	$44,368,812

Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$61,408,572	$—	$—	$61,408,572
Common Stocks	11,800,400	—	—	11,800,400
Corporate Bonds	—	2,546,250	—	2,546,250
Exchange Traded Funds	15,669,005	—	—	15,669,005
Limited Partnerships	7,240,612	—	—	7,240,612
Municipal Bonds	—	165,420	—	165,420
Real Estate Investment Trusts	17,359,774	—	—	17,359,774

Total	$113,478,363	$2,711,670	$—	$116,190,033

Multiple Index Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$403,620	$—	$—	$403,620
Exchange Traded Funds	21,267,950	—	—	21,267,950

Total	$21,671,570	$—	$—	$21,671,570

Value Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$28,339,991	$—	$—	$28,339,991
Exchange Traded Funds	1,388,534	—	—	1,388,534
Limited Partnerships	184,500	—	—	184,500
Preferred Stocks	192,990	—	—	192,990

Total	$30,106,015	$—	$—	$30,106,015

Master Allocation Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$33,812,464	$—	$—	$33,812,464

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: June 20, 2011

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: June 20, 2011